Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2015
Collection Period Start	1-Feb-15	Distribution Date	16-Mar-15
Collection Period End	28-Feb-15	30/360 Days	30
Beg. of Interest Period	17-Feb-15	Actual/360 Days	27
End of Interest Period	16-Mar-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	199,983,132.77	166,882,324.13	0.1846827
Total Securities		903,616,273.65	199,983,132.77	166,882,324.13	0.1846827
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.273000%	196,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.580000%	214,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.740000%	90,000,000.00	46,366,859.12	13,266,050.48	0.1474006
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	33,100,808.64	28,592.90	367.7867627	0.3176989
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,100,808.64	28,592.90

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,662,324.36
Monthly Interest				942,723.62
Total Monthly Payments				3,605,047.98

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				147,489.47
Aggregate Sales Proceeds Advance				16,496,659.20
Total Advances				16,644,148.67

Vehicle Disposition Proceeds:
Reallocation Payments				23,223,008.31
Repurchase Payments				1,764,518.41
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,843,331.08
Excess Wear and Tear and Excess Mileage				303,806.56
Remaining Payoffs				0.00
Net Insurance Proceeds				130,434.59
Residual Value Surplus				574,306.01
Total Collections				54,088,601.61

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	13,519,721.31			933
Involuntary Repossession	118,136.00			10
Voluntary Repossession	57,185.00			4
Full Termination	9,527,966.00			640
Bankruptcy
Insurance Payoff		129,481.74		7
Customer Payoff			269,133.09	16
Grounding Dealer Payoff			5,544,884.92	316
Dealer Purchase			1,334,469.27	75
Total	23,223,008.31	129,481.74	7,148,487.28	2,001

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	11,896	221,016,877.06	7.00000%	199,983,132.77
Total Depreciation Received		(3,315,681.55)		(2,628,620.20)
Principal Amount of Gross Losses	(16)	(255,909.22)		(229,211.36)
Repurchase / Reallocation	(114)	(1,931,959.64)		(1,764,518.41)
Early Terminations	(771)	(13,080,526.37)		(11,874,816.48)
Scheduled Terminations	(1,047)	(18,141,743.88)		(16,603,642.19)
Pool Balance - End of Period	9,948	184,291,056.40		166,882,324.13

Remaining Pool Balance
Lease Payment				15,627,523.84
Residual Value				151,254,800.29
Total				166,882,324.13

III. DISTRIBUTIONS

Total Collections					54,088,601.61
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					54,088,601.61

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					196,294.01
3. Reimbursement of Sales Proceeds Advance					18,946,654.38
4. Servicing Fee:
Servicing Fee Due					166,652.61
Servicing Fee Paid					166,652.61
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					19,309,601.00

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	28,592.90

Class A-4 Notes Monthly Interest Paid	28,592.90
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	28,592.90
Total Note and Certificate Monthly Interest Paid	28,592.90
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	34,750,407.71

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,100,808.64

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	33,100,808.64
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,649,599.07

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,649,599.07
Gross Reserve Account Balance		15,203,843.17
Remaining Available Collections Released to Seller		1,649,599.07
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.19
Monthly Prepayment Speed		113%
Lifetime Prepayment Speed		84%

	$	units
Recoveries of Defaulted and Casualty Receivables	435,625.83
Securitization Value of Defaulted Receivables and Casualty Receivables	229,211.36	16
Aggregate Defaulted and Casualty Gain (Loss)	206,414.47
Pool Balance at Beginning of Collection Period	199,983,132.77
Net Loss Ratio	0.1032%

Cumulative Net Losses for all Periods	0.1687%	1,524,153.02

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,407,998.17	92
61-90 Days Delinquent	539,921.24	36
91-120+ Days Delinquent	210,098.42	14
Total Delinquent Receivables:	2,158,017.83	142
60+ Days Delinquencies as Percentage of Receivables	0.38%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	23,047,687.31	1573
Securitization Value	24,952,886.98
Aggregate Residual Gain (Loss)	(1,905,199.67)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	242,107,432.88	15,851
Cumulative Securitization Value	262,673,359.79
Cumulative Residual Gain (Loss)	(20,565,926.91)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		33,024,041.62
Reimbursement of Outstanding Advance		18,946,654.38
Additional Advances for current period		16,496,659.20
Ending Balance of Residual Advance		30,574,046.44

Beginning Balance of Payment Advance		393,720.71
Reimbursement of Outstanding Payment Advance		196,294.01
Additional Payment Advances for current period		147,489.47
Ending Balance of Payment Advance		344,916.17

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of February 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No